Curian/WMC International Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term growth of capital.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/WMC International Equity Fund
Management Fees		0.58%
Other Expenses	[1]	0.87%
Total Annual Fund Operating Expenses		1.45%
Less Waiver/Reimbursement	[2]	(0.13%)
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.32%
[1]	"Other Expenses" include an Administration Fee of 0.85% which is payable to Curian Capital, LLC(R) ("Curian Capital" or the "Adviser").
[2]	Curian Capital agrees to waive its Management Fee and reduce the Administration Fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 1.32%. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. In addition to the fee waiver, Curian Capital will voluntarily waive all of the management and administrative fees paid by the Curian/WMC International Equity Fund to Curian Capital. This fee waiver will continue until terminated by Curian Capital.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

Expense Example by, Year, Caption [Text]

The example also assumes that the Fund operating expenses remain the same and that expenses were capped for a one-year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/WMC International Equity Fund	134	446	780	1,724

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Fund normally invests at least 80% of its assets in stocks, including 65% in stock issued by non-U.S. companies that trade in foreign markets. The Fund diversifies its investments in a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country. The securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The Fund may invest in the securities of companies that are domiciled in emerging markets; however, the Fund’s exposure to emerging markets will not be greater than 10% above the emerging markets exposure of the Morgan Stanley Capital International All Country World ex US Index (“MSCI AC World ex US Index”). Emerging markets are defined as those countries that are included in the MSCI Emerging Markets Index. The Fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances, the Fund invests primarily in mid- and large-capitalization companies. The Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management” or “Sub-Adviser”), conducts fundamental research on individual companies to identify securities for purchase or sale. As of December 31, 2014, the market capitalization range of the MSCI AC World ex US Index was $628 million to $257 billion. The currency exposure of the Fund is typically unhedged, although currency hedging and the use of certain derivatives may be employed to seek to protect or enhance the Fund’s investments at the discretion of the portfolio manager.

The Fund may trade securities actively.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time and can reduce returns.
•	Currency risk – Investments in foreign currencies and in securities that trade, or receive revenues, in, or in derivatives that provide exposure to, foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency will decline in value relative to the currency being hedged. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to liquidity risk, interest rate risk, market risk, counterparty risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in emerging market and less developed countries are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets. Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. As a result of these risks, investments in emerging market securities tend to be more volatile than investments in developed countries.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile , and equity securities generally have greater price volatility than fixed-income securities . The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in using these investment strategies may not produce the returns expected by the investment manager, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
•	Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
•	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower.

Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	In the periods shown in the chart, the Fund’s highest quarterly return was 13.35% (1st quarter of 2012) and lowest quarterly return was -5.94% (2nd quarter of 2012).
Highest Quarterly Return, Label	1st quarter of 2012
Highest Quarterly Return	13.35%
Lowest Quarterly Return, Label	2nd quarter of 2012
Lowest Quarterly Return	(5.94%)
Performance Table Heading	Average Annual Total Returns as of December 31, 2014
Performance [Table]
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Curian/WMC International Equity Fund	Return Before Taxes	(4.10%)	9.54%	Nov. 02, 2011
Curian/WMC International Equity Fund Return After Taxes on Distributions	Return After Taxes on Distributions	(5.21%)	8.43%	Nov. 02, 2011
Curian/WMC International Equity Fund Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(1.26%)	7.43%	Nov. 02, 2011
Curian/WMC International Equity Fund Morgan Stanley Captal International All Country World ex US Index	Morgan Stanley Capital International All Country World ex US Index (reflects no deduction for fees, expenses or taxes)	(3.87%)	7.38%	Nov. 02, 2011

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.